Subsequent Events (Details) - Events After Reporting Period [Member] ₪ / shares in Units, $ / shares in Units, $ in Thousands			1 Months Ended
	Apr. 13, 2021	Apr. 12, 2021	Feb. 28, 2021 USD ($)	Feb. 28, 2021 ILS (₪) ₪ / shares	Feb. 28, 2021 $ / shares
Subsequent Events (Details) [Line Items]
Description of acquisition	Formula concluded the acquisition of all of the share capital of Zap Group Ltd. (“Zap”) for cash consideration of approximately NIS 244 million (approximately $73.9 million) with a contingent amount of up to NIS 60 million in cash (approximately $18.2 million). With approximately 300 employees, Zap Group is Israel’s largest group of consumer websites which manages more than 20 leading consumer websites from diverse content worlds with a total of more than 17 million visits per month, including Zap Price Comparison website, Zap Yellow Pages (the largest business index in Israel) and Zap Rest (Israel’s restaurants index).
Description of public offering		Formula issued additional Formula Systems Series C Secured Debentures in an aggregate principle amount of NIS 160,000 (approximately $48,617) through a private placement to qualified investors in Israel. The gross proceeds received by Formula for the issuance of Formula Systems Series C Secured Debentures in April 2021 were NIS 165,920 (approximately $50,416), out of which NIS 1,678 was attributed to interest payable (approximately $510). Debt premium of NIS 4,370 (approximately $1,024) net of issuance costs of NIS 872 (approximately $265) were allocated to the Formula Systems Series C Secured Debentures and are amortized as financial income over the remaining term of Formula Systems Series A Secured Debentures due in 2026.
Cash dividend declared			$ 10,094	₪ 33,036
Dividend per share | (per share)				₪ 2.16	$ 0.66